Bank Borrowing (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Aug. 09, 2023 MYR (RM)	Aug. 09, 2023 USD ($)
Bank Borrowing [Abstract]
Borrowing agreement				RM 69,000	$ 15,032
Borrowings fixed rate				3.55%	3.55%
Secured bank borrowing	RM 53,029	$ 11,865	RM 67,086
Interest related to bank borrowing	RM 4,056	$ 907	RM 1,566